CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Sep. 30, 2023	Dec. 31, 2022
Current assets
Current assets	€ 31,543	€ 35,481
Cash and cash equivalents	4,968	12,119
Other financial assets	4,889	2,047
Trade receivables, net	4,753	6,165
Inventories	13,736	11,136
Income tax receivables	46	23
Other assets	3,151	3,991
Non-current assets
Non-current assets	17,724	19,639
Other financial assets	4	944
Intangible assets	826	819
Property, plant and equipment	16,843	17,799
Other assets	51	77
Total assets	49,267	55,120
Current liabilities
Current liabilities	12,565	11,182
Trade payables	2,426	2,683
Contract liabilities	7,053	4,877
Other financial liabilities	945	1,161
Other liabilities and provisions	2,141	2,461
Non-current liabilities
Non-current liabilities	22,122	19,216
Contract liabilities	220	281
Other financial liabilities	21,701	18,743
Other liabilities and provisions	201	192
Equity
Equity	14,580	24,722
Subscribed capital	9,135	9,135
Capital reserves	113,098	112,996
Accumulated deficit	(107,236)	(97,240)
Accumulated other comprehensive income (loss)	(641)	(464)
Equity attributable to the owners of the company	14,356	24,427
Non-controlling interest	224	295
Total equity and liabilities	€ 49,267	€ 55,120